Investment in Affiliates - Income Statement Data (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Investments In And Advances To Affiliates [Line Items]
Revenue	$ 264,877	$ 202,397	$ 151,097
Net Income / (Loss)	13,047	(58,592)	(3,798)
Navios Midstream
Investments In And Advances To Affiliates [Line Items]
Revenue				7,643
Net Income / (Loss)				2,551
Navios Europe
Investments In And Advances To Affiliates [Line Items]
Revenue	35,119				1,152
Net Income / (Loss)	$ (1,896)				$ (1,096)